Share Capital - Stock Option Plan (Details)	12 Months Ended
	Dec. 31, 2017 CAD year	Dec. 31, 2016 CAD year
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share option, term | year	1.95	1.91
Stock based compensation expense	CAD 45,000,000	CAD 33,000,000
Weighted average fair value (in CAD per option)	CAD 1.15	0.37
Stock Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share option, term | year	5
Liabilities from share-based payment transactions	CAD 21,000,000	8,000,000
Stock based compensation expense	13,000,000	7,000,000
Stock option exercisable, intrinsic value	12,000,000	1,000,000
Weighted average fair value (in CAD per option)	CAD 2.01	CAD 2.26